Disposals of businesses and deconsolidation of subsidiaries - Disposal of the West Polaris (Details)			3 Months Ended						6 Months Ended			9 Months Ended	12 Months Ended
		Jun. 19, 2015 USD ($)	Sep. 30, 2016 USD ($)	[1]	Jun. 30, 2016 USD ($)	[1]	Mar. 31, 2016 USD ($)	[1]	Jun. 30, 2016 USD ($)	[1]	Dec. 31, 2015 USD ($)	Sep. 30, 2016 USD ($) [1]	Dec. 31, 2016 USD ($) business_disposal		Dec. 31, 2015 USD ($)	[1]	Dec. 31, 2014 USD ($)		Feb. 29, 2016 USD ($)	Jan. 01, 2016 USD ($)	Jul. 21, 2014
Significant Acquisitions and Disposals [Line Items]
Number of disposals and deconsolidated subsidiaries | business_disposal													0
Contingent consideration realized			$ 5,000,000		$ 5,000,000		$ 5,000,000		$ 10,000,000			$ 15,000,000	$ 21,000,000	[2]	$ 47,000,000	[2],[3]	$ 0	[2]
Loss on disposal	[2]												0		$ (63,000,000)		$ 632,000,000
West Polaris earn out realized
Significant Acquisitions and Disposals [Line Items]
Enterprise value		$ 540,000,000
Debt assumed		336,000,000
Fair value of consideration received		235,000,000
Cash		204,000,000
Plus: Working capital adjustment		31,000,000
Seller’s credit recognized		$ 50,000,000
Interest rate related to sellers line of credit (as percent)		6.50%
Period after contract completion for potential reduction in receivable		3 years
Threshold for operating day rate		$ 450,000																	$ 653,000	$ 490,000
Percentage above threshold for operating day rate (as percent)		50.00%
Contingent consideration realized											$ 32,000,000		$ 8,000,000
Loss on disposal		$ (77,000,000)
Disposal group, goodwill		$ 41,000,000
Seadrill Operating LP
Significant Acquisitions and Disposals [Line Items]
Ownership interest (as percent)		42.00%																			42.00%

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".
[3]	Refer to Note 39 "Restatement of previously issued financial statements"